Schedule V - Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
Allowance for credit losses ("ACL") on fixed maturities, AFS
Movement in Valuation allowance and reserves
Balance January 1,	$ 0	$ 1	$ 0	$ 0
Charged to Costs and Expenses	0	0	1	1
Write-offs/Payments/Other	0	0	(1)	0
Balance December 31,	0	1	0	1
ACL on mortgage loans
Movement in Valuation allowance and reserves
Balance January 1,	12	17	12	9
Charged to Costs and Expenses	0	(6)	3	8
Write-offs/Payments/Other	0	0	0	0
Balance December 31,	12	11	15	17
ACL on reinsurance recoverables
Movement in Valuation allowance and reserves
Balance January 1,	34	7	37	5
Charged to Costs and Expenses	3	0	0	2
Write-offs/Payments/Other	0	0	(10)	0
Balance December 31,	$ 37	$ 7	$ 27	$ 7